Total
INVESCO SUMMIT FUND
Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO SUMMIT FUND	CLASS A		CLASS C	CLASS P	CLASS S	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO SUMMIT FUND	CLASS A	CLASS C	CLASS P	CLASS S	Class Y	CLASS R5	Class R6
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.10%	0.15%	none	none	none
Other Expenses	0.12%	0.12%	0.12%	0.12%	0.12%	0.14%	0.07%
Total Annual Fund Operating Expenses	1.00%	1.75%	0.85%	0.90%	0.75%	0.77%	0.70%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO SUMMIT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	646	851	1,072	1,707
CLASS C	278	551	949	1,864
CLASS P	87	271	471	1,049
CLASS S	92	287	498	1,108
Class Y	77	240	417	930
CLASS R5	79	246	428	954
Class R6	72	224	390	871

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - INVESCO SUMMIT FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	646	851	1,072	1,707
CLASS C	178	551	949	1,864
CLASS P	87	271	471	1,049
CLASS S	92	287	498	1,108
Class Y	77	240	417	930
CLASS R5	79	246	428	954
Class R6	72	224	390	871

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of issuers of all market capitalizations that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth. The principal type of equity securities in which the Fund invests is common stock. The Fund currently focuses on larger capitalization issuers.
The Fund does not invest in companies whose primary business involves alcohol, tobacco or gambling. The Fund may invest up to 25% of its net assets in foreign securities, including up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to their growth prospects, and earnings expectations that appear fair to conservative. The Fund’s portfolio managers focus on securities of issuers exhibiting long-term, sustainable earnings and cash flow growth that they believe are not yet reflected in investor expectations or equity valuations. To narrow the investment universe, the Fund’s portfolio managers use a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis.
The portfolio managers closely examine company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors and customers, and use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that reflect a company’s value.
The portfolio managers consider selling a security when a company is deemed to be overvalued, if fundamental business prospects deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns

Class P	Period Ended	Returns
Best Quarter	June 30, 2020	32.28%
Worst Quarter	June 30, 2022	-21.60%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - INVESCO SUMMIT FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
CLASS P	36.82%	14.97%	11.68%		Nov. 01, 1982
CLASS A	29.14%	13.51%	10.89%		Oct. 31, 2005
CLASS C	34.56%	13.92%	10.85%		Oct. 31, 2005
CLASS S	36.76%	14.91%	11.62%		Sep. 25, 2009
Class Y	36.98%	15.07%	11.79%		Oct. 03, 2008
CLASS R5	36.91%	15.05%	11.82%		Oct. 03, 2008
Class R6	37.08%	15.14%	11.74%	[1]	Apr. 04, 2017
After Taxes on Distributions | CLASS P	36.82%	12.72%	9.53%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	21.80%	11.85%	9.12%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	42.68%	19.50%	14.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class P shares only and after-tax returns for other classes will vary.